UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [x]; Amendment Number:01
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 28-10534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Starr
Title:   Director, Operations
Phone:   212-317-5308
Signature, Place, Date of Signing:

   David Starr                New York, N.Y.    March 17, 2011

This Form 13F amendment is being filed to reflect the fact that, with respect to certain positions included in the prior Form 13F
Holdings Report filed by this manager for Quarter Ended September 30, 2008, investment discretion over such positions had been delegated to a third party manager and, therefore, the manager filling this Form 13F amendment did not have investment discretion with respect to such positions. This Form 13F amendment includes only those positions over which the manager filing this amendment exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $107,895


List of Other Included Managers:
None

No.     13F File Number     Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
CALPINE CORP              COM	          131347304  000039281 003021588 SH 	    SOLE     		  003021588	  0	  0
CYTEC INDUSTRIES INC	  COM		  232820100  000000973 000025000 SH 	    SOLE     		  000025000	  0	  0
ECOLAB INC          	  COM		  278865100  000000970 000020000 SH 	    SOLE     	  	  000020000	  0	  0
ENERGY CONV DEVICES 	  COM		  292659109  000000874 000015000 SH 	    SOLE     	 	  000015000	  0	  0
FEDERAL MOGUL CORP  	  COM		  313549404  000001725 000137454 SH 	    SOLE     		  000137454	  0	  0
EFA INDEX FUND      	  COM		  464287465  000016088 000266400 SH 	    SOLE     		  000266400	  0	  0
ITRON INC           	  COM		  465741106  000001239 000014000 SH 	    SOLE     		  000014000	  0	  0
NEW STAR FINANCIAL  	  COM		  65251F105  000024270 003000000 SH 	    SOLE     		  003000000	  0	  0
PALL CORP           	  COM		  696429307  000001720 000050000 SH 	    SOLE     	  	  000050000	  0	  0
SPDR S&P 500 ETF TR 	  COM		  78462F103  000016206 000139700 SH 	    SOLE     	   	  000139700	  0	  0
SUNOPTA INC         	  COM		  8676EP108  000001170 000190000 SH 	    SOLE     	   	  000190000	  0	  0
TORO                	  COM		  891092108  000001033 000025000 SH 	    SOLE     	  	  000025000	  0	  0
TRINA SOLAR LTD     	  COM		  89628E104  000000803 000035000 SH 	    SOLE     	  	  000035000	  0	  0
YINGLI GREEN ENERGY 	  COM		  98584B103  000001543 000140000 SH 	    SOLE     		  000140000	  0	  0